UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-00547

DWS Technology Fund
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  10/31

Date of reporting period: 1/31/10

ITEM 1.  SCHEDULE OF INVESTMENTS

Investment Portfolio      as of January 31, 2010  (Unaudited)

DWS Technology Fund

Shares	Value ($)
Common Stocks 98.2%
Consumer Discretionary 1.9%
Internet & Catalog Retail
Amazon.com, Inc.*	68,100	8,540,421
Priceline.com, Inc.* (a)	17,000	3,320,950

11,861,371
Information Technology 96.3%
Communications Equipment 16.3%
Brocade Communications Systems, Inc.* (a)	581,800	3,996,966
Cisco Systems, Inc.*	1,392,789	31,295,969
Comverse Technology, Inc.*	770,284	7,325,401
F5 Networks, Inc.*	80,300	3,969,229
Juniper Networks, Inc.*	272,500	6,766,175
Motorola, Inc.*	529,400	3,255,810
Polycom, Inc.*	212,100	4,757,403
QUALCOMM, Inc.	726,654	28,477,570
Research In Motion Ltd.*	119,300	7,511,128
Sonus Networks, Inc.* (a)	1,000,100	2,110,211

99,465,862
Computers & Peripherals 25.4%
Apple, Inc.*	274,300	52,698,516
EMC Corp.*	517,200	8,621,724
Hewlett-Packard Co.	848,700	39,948,309
International Business Machines Corp.	315,000	38,552,850
Isilon Systems, Inc.* (a)	665,212	4,117,662
Lexmark International, Inc. "A"* (a)	242,900	6,264,391
SanDisk Corp.*	154,300	3,922,306
Xyratex Ltd.*	112,000	1,535,520

155,661,278
Electronic Equipment, Instruments & Components 1.5%
Corning, Inc.	502,400	9,083,392
Internet Software & Services 13.1%
Akamai Technologies, Inc.* (a)	59,500	1,469,650
Digital River, Inc.*	153,900	3,867,507
eBay, Inc.*	367,200	8,452,944
Equinix, Inc.* (a)	46,200	4,445,826
Google, Inc. "A"*	92,500	48,971,350
LogMeIn, Inc.* (a)	215,503	3,652,776
Open Text Corp.* (a)	40,000	1,576,800
Tencent Holdings Ltd.	91,000	1,687,112
Yahoo!, Inc.*	406,200	6,097,062

80,221,027
IT Services 7.2%
Accenture PLC "A"	87,300	3,578,427
Amdocs Ltd.*	129,200	3,693,828
Aviat Networks, Inc.*	20,171	145,030
Cognizant Technology Solutions Corp. "A"*	235,200	10,268,832
CyberSource Corp.* (a)	225,100	4,069,808
Fiserv, Inc.*	93,200	4,197,728
Global Payments, Inc.	193,200	8,597,400
MasterCard, Inc. "A"	16,100	4,023,390
Visa, Inc. "A"	71,800	5,889,754

44,464,197
Semiconductors & Semiconductor Equipment 15.2%
Applied Materials, Inc.	203,100	2,473,758
ASML Holding NV (NY Registered Shares)	122,300	3,821,875
Atheros Communications* (a)	19,600	628,572
Avago Technologies Ltd.* (a)	147,272	2,559,587
Broadcom Corp. "A"*	265,000	7,080,800
Cymer, Inc.*	80,100	2,512,737
FormFactor, Inc.* (a)	89,900	1,390,753
Integrated Device Technology, Inc.*	672,000	3,810,240
Intel Corp.	1,641,300	31,841,220
KLA-Tencor Corp.	110,200	3,107,640
Lam Research Corp.* (a)	76,800	2,535,168
Marvell Technology Group Ltd.*	135,000	2,353,050
Microchip Technology, Inc. (a)	71,600	1,847,996
Micron Technology, Inc.*	325,000	2,834,000
Microsemi Corp.*	124,500	1,860,030
MKS Instruments, Inc.* (a)	85,600	1,420,960
National Semiconductor Corp. (a)	125,000	1,657,500
Netlogic Microsystems, Inc.* (a)	30,100	1,232,896
Novellus Systems, Inc.*	150,000	3,135,000
NVIDIA Corp.* (a)	51,600	794,124
ON Semiconductor Corp.* (a)	120,800	870,968
Texas Instruments, Inc.	459,400	10,336,500
Xilinx, Inc. (a)	115,300	2,718,774

92,824,148
Software 17.6%
Activision Blizzard, Inc.* (a)	382,100	3,882,136
Adobe Systems, Inc.*	113,015	3,650,384
ANSYS, Inc.* (a)	43,300	1,812,538
ArcSight, Inc.* (a)	160,500	3,811,875
Ariba, Inc.* (a)	498,100	6,271,079
BMC Software, Inc.*	131,100	5,065,704
Check Point Software Technologies Ltd.*	94,800	3,031,704
Citrix Systems, Inc.*	40,500	1,682,775
Informatica Corp.* (a)	186,700	4,422,923
McAfee, Inc.*	124,200	4,682,340
Microsoft Corp.	1,281,900	36,123,942
Oracle Corp.	773,900	17,846,134
Rovi Corp.* (a)	120,410	3,476,237
Salesforce.com, Inc.* (a)	13,600	864,280
Sybase, Inc.* (a)	78,000	3,172,260
Symantec Corp.*	156,400	2,650,980
VanceInfo Technologies, Inc. (ADR)* (a)	315,100	5,051,053

107,498,344

Total Common Stocks (Cost $425,952,237)	601,079,619
Other Investments 1.1%
Adams Capital Management III LP (1.2% limited partnership interest)* (b)	—	3,032,000
Adams Capital Management LP (3.6% limited partnership interest)* (b)	—	248,200
Alloy Ventures 2000 LP (3.0% limited partnership interest)* (b)	—	1,936,000
Asset Management Association 1996 LP (2.5% limited partnership interest)* (b)	—	81,200
Asset Management Association 1998 LP (3.5% limited partnership interest)* (b)	—	421,800
Crosspoint Venture Partners 1993 LP (2.9% limited partnership interest)* (b)	—	61,600
GeoCapital III LP (5.0% limited partnership interest)* (b)	—	8,200
GeoCapital IV LP (2.9% limited partnership interest) (b)	—	494,100
Med Venture Associates II LP (6.1% limited partnership interest)* (b)	—	3,798
Med Venture Associates III LP (2.7% limited partnership interest)* (b)	—	228,920
Sevin Rosen Fund V (2.8% limited partnership interest)* (b)	—	131,700

Total Other Investments (Cost $21,925,074)	6,647,518
Securities Lending Collateral 8.4%
Daily Assets Fund Institutional, 0.17% (c) (d) (Cost $51,115,759)	51,115,759	51,115,759
Cash Equivalents 0.8%
Central Cash Management Fund, 0.17% (c) (Cost $4,825,685)	4,825,685	4,825,685
% of Net Assets	Value ($)

Total Investment Portfolio (Cost $503,818,755) †	108.5	663,668,581
Other Assets and Liabilities, Net	(8.5)	(51,854,353)

Net Assets	100.0	611,814,228

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $507,987,166.  At January 31, 2010, net unrealized appreciation for all securities based on tax cost was $155,681,415.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $186,014,139 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $30,332,724.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2010 amounted to $49,040,376 which is 8.0% of net assets.
(b)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Adams Capital Management III LP**	October 1997 to April 2008	4,491,717	3,032,000	0.50
Adams Capital Management LP**	August 2000 to November 2000	1,863,749	248,200	0.04
Alloy Ventures 2000 LP**	April 2000 to August 2007	4,719,304	1,936,000	0.32
Asset Management Association 1996 LP**	June 1996 to July 2000	1,121,056	81,200	0.01
Asset Management Association 1998 LP**	December 1998 to November 2001	2,816,280	421,800	0.07
Crosspoint Venture Partners 1993 LP**	April 1993 to November 1998	132,184	61,600	0.01
GeoCapital III LP**	December 1993 to December 1996	341,738	8,200	0.00
GeoCapital IV LP**	April 1996 to March 2000	1,660,603	494,100	0.08
Med Venture Associates II LP**	May 1996 to January 2002	939,974	3,798	0.00
Med Venture Associates III LP**	September 1998 to May 2006	1,182,929	228,920	0.04
Sevin Rosen Fund V**	April 1996 to June 2001	2,264,215	131,700	0.02
Total Restricted Securities	21,533,749	6,647,518	1.09

**	These securities represent venture capital funds.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(e)
Consumer Discretionary	$11,861,371	$—	$—	$11,861,371
Information Technology	587,531,136	1,687,112	—	589,218,248
Other Investments	—	—	6,647,518	6,647,518
Short-Term Investments(e)	55,941,444	—	—	55,941,444
Total	$655,333,951	$1,687,112	$6,647,518	$663,668,581
(e) See Investment Portfolio for additional detailed categorizations.

Level 3 Reconciliation

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Other Investments
Balance as of October 31, 2009	$ 6,755,611
Realized gains (loss)	—
Change in unrealized appreciation (depreciation)	(108,093)
Amortization premium/discount	—
Net purchases (sales)	—
Net transfers in (out) of Level 3	—
Balance as of January 31, 2010	$ 6,647,518
Net change in unrealized appreciation (depreciation) from investments still held at January 31, 2010	$ (108,093)

ITEM 2.	CONTROLS AND PROCEDURES

(a)The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Technology Fund

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Technology Fund

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 25, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 25, 2010